Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Cash Flows [Abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ (3,766)	€ (10,549)	€ 5,461
of which: Senior long-term debt issuances		3,100	5,300	5,000
of which: Repayments and extinguishments		4,400	5,200	4,600
Senior long-term debt	[2]	(16,112)	(6,840)	(12,728)
of which: Issuances		23,400	27,400	330
of which: Repayments and extinguishments		42,700	32,800	410
Total non-cash changes for Subordinated Long Term Debt		228
of which: Driven by FV changes		185
of which: Driven by FX movements		67
Non-cash changes for Trust Preferred Securities		79
of which: Driven by FV Changes		28
of which: Driven by FX movements		35
Time deposits not included in Interbank balances (w/o central banks)		€ 18,400	€ 16,800	€ 5,900

[1]	Included are senior long-term debt issuances of EUR3.1billion and EUR5.3billion and repayments and extinguishments of EUR4.4billion and EUR5.2billion through December31,2019 and December 31,2018, respectively.
[2]	Included are issuances of EUR23.4billion and EUR27.4billion and repayments and extinguishments of EUR42.7billion and EUR32.8billion through December 31,2019 and December31,2018, respectively.